Financial Assets And Financial Liabilities - Additional Information (Detail)			12 Months Ended
	Dec. 31, 2021 EUR (€) shares	Sep. 16, 2021 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2021 $ / shares	Sep. 30, 2021 shares	Sep. 16, 2021 $ / shares	Sep. 15, 2021 EUR (€)	Apr. 30, 2021 EUR (€)	Apr. 10, 2021 $ / shares	Dec. 31, 2019 € / shares
Disclosure of financial assets and liabilities [line items]
Change in fair value of derivative warrant liabilities			€ 68,953,503
Debt instrument face value	€ 51,346,290		51,346,290	€ 22,372,432
Interest payable on convertible debt net of tax with holding	335,181		335,181	265,982
Interest expense on convertible debt at the time of conversion				€ 1,466,945
Share capital [Member]
Disclosure of financial assets and liabilities [line items]
Common stock par or stated value per share | € / shares				€ 0.5							€ 0.5
Convertible debt one [member]
Disclosure of financial assets and liabilities [line items]
Debt instrument face value				€ 25,880,000
Borrowings interest rate				8.00%
Convertible debt two [member]
Disclosure of financial assets and liabilities [line items]
Debt instrument face value	€ 7,000,000		€ 7,000,000
Borrowings interest rate	8.00%		8.00%
Borrowings maturity	30 April 2022
Convertible debt three [member]
Disclosure of financial assets and liabilities [line items]
Debt instrument face value	€ 27,550,000		€ 27,550,000						€ 27,550,000
Borrowings interest rate	5.00%		5.00%						5.00%
Financial liabilities at fair value through profit or loss								€ 25,490,981
Convertible debt one two and three [member]
Disclosure of financial assets and liabilities [line items]
Convertible debt converted into equity		€ 87,105,347
Ordinary shares [member] | Common stock class A [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights maturity period			5 years
Ordinary shares [member] | Common stock class A [member] | Convertible debt one two and three [member]
Disclosure of financial assets and liabilities [line items]
Stock shares issued during the period conversion of convertible debt shares. | shares		147,443
Common stock par or stated value per share | $ / shares							$ 0.5
Ordinary shares [member] | Common stock class A [member] | Convertible debt one two and three [member] | Components of equity [axis]
Disclosure of financial assets and liabilities [line items]
Increase decrease through conversion of convertible instruments, Equity		€ 73,722
Ordinary shares [member] | Common stock class A [member] | Convertible debt one two and three [member] | Share capital [Member]
Disclosure of financial assets and liabilities [line items]
Increase decrease through conversion of convertible instruments, Equity		€ 85,462,399
Public warrants [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights outstanding | shares	5,705,972		5,705,972			0
Public warrants [member] | Ordinary shares [member] | Common stock class A [member]
Disclosure of financial assets and liabilities [line items]
Shares issued price per share | $ / shares					$ 0.12
Class of warrants or rights exercise price per share | $ / shares					11.5
Class of warrants or rights fair value per warrant | $ / shares					4.94					$ 1.14
Class of warrants or rights expiry date	Oct. 01, 2026
Public warrants [member] | Kensington acquisition corp two [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights assumed from the acquiree | shares	5,750,000		5,750,000
Private warrants [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights outstanding | shares	8,933,333		8,933,333			0
Private warrants [member] | Ordinary shares [member] | Common stock class A [member]
Disclosure of financial assets and liabilities [line items]
Shares issued price per share | $ / shares					0.12
Class of warrants or rights exercise price per share | $ / shares					11.5
Number of trading days for determining the share price	10 days
Time gap between the notice to be given by the warrant holders and the end of the trading days	3 days
Class of warrants or rights fair value per warrant | $ / shares					$ 7.4					$ 1.14
Private warrants [member] | Kensington acquisition corp two [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights assumed from the acquiree | shares	8,933,333		8,933,333
Public and private warrants [member] | Derivatives [member]
Disclosure of financial assets and liabilities [line items]
Change in fair value of derivative warrant liabilities			€ 68,953,503